Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2017:
U.S. Government and federal agencies	$11,360,796	$—	$(489,616)	$10,871,180
Mortgage-backed securities (Government-sponsored enterprises - residential)	56,048,355	1,499	(818,657)	55,231,197
Municipal bonds	44,951,679	618,470	(277,220)	45,292,929

	$112,360,830	$619,969	$(1,585,493)	$111,395,306

December 31, 2016:
U.S. Government and federal agencies	$13,985,863	$9,641	$(661,964)	$13,333,540
Mortgage-backed securities (Government-sponsored enterprises - residential)	45,457,262	70,512	(1,114,597)	44,413,177
Municipal bonds	42,500,579	558,776	(644,632)	42,414,723

	$101,943,704	$638,929	$(2,421,193)	$100,161,440

The amortized cost and fair value of available-for-sale securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$908,433	$915,349
One to five years	5,240,861	5,300,006
Five to ten years	22,344,265	22,378,493
After ten years	27,818,916	27,570,261
	56,312,475	56,164,109
Mortgage-backed securities	56,048,355	55,231,197

Totals	$112,360,830	$111,395,306

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $57,340,588 at December 31, 2017 and $42,463,127 at December 31, 2016.

The carrying value of securities sold under agreement to repurchase amounted to $7,528,988 at December 31, 2017 and $9,709,793 at December 31, 2016.

Gross gains of $337,618 and $402,981 and gross losses of $(8,773) and $(3,382) resulting from sales of available-for-sale securities were realized for 2017 and 2016, respectively. The tax provision applicable to these net realized gains amounted to $111,807 and $135,864, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2017 and 2016 was $82,719,803 and $71,583,259, which is approximately 74% and 71%, respectively, of the Company’s available-for-sale investment portfolio. The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. government agencies	$997,972	$(23,513)	$9,873,208	$(466,103)	$10,871,180	$(489,616)
Mortgage-backed securities (Government-sponsored enterprises - residential)	26,489,556	(240,968)	27,776,303	(577,689)	54,265,859	(818,657)
Municipal bonds	12,341,123	(138,840)	5,241,641	(138,380)	17,582,764	(277,220)

Total temporarily impaired securities	$39,828,651	$(403,321)	$42,891,152	$(1,182,172)	$82,719,803	$(1,585,493)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. government agencies	$12,333,924	$(661,964)	$—	$—	$12,333,924	$(661,964)
Mortgage-backed securities (Government-sponsored enterprises - residential)	37,144,915	(1,114,597)	—	—	37,144,915	(1,114,597)
Municipal bonds	22,104,420	(644,632)	—	—	22,104,420	(644,632)

Total temporarily impaired securities	$71,583,259	$(2,421,193)	$—	$—	$71,583,259	$(2,421,193)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by changes in interest rates. The Company expects to recover the amortized cost basis over the term of the securities. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017.